Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Loans	$ 446	$ 348	$ 295
Investment securities	80	68	59
Interest-earning deposits and other	1	1	1
Total interest income	527	417	355
Interest Expense
Deposits	52	46	42
Short-term Federal Home Loan Bank advances and other	36	5	1
Long-term Federal Home Loan Bank advances	24	27	18
Other long-term debt	25	16	7
Total interest expense	137	94	68
Net interest income	390	323	287
Provision (benefit) for loan losses	6	(8)	(19)
Net interest income after provision (benefit) for loan losses	384	331	306
Noninterest Income
Net gain on loan sales	268	316	288
Loan fees and charges	82	76	67
Deposit fees and charges	18	22	25
Loan administration income	21	18	26
Net return (loss) on mortgage servicing rights	22	(26)	28
Representation and warranty benefit	13	19	19
Other noninterest income	46	62	17
Total noninterest income	470	487	470
Noninterest Expense
Compensation and benefits	299	269	237
Commissions	72	55	39
Occupancy and equipment	103	85	81
Loan processing expense	57	55	52
Legal and professional expense	30	29	36
Other noninterest expense	82	67	91
Total noninterest expense	643	560	536
Income (loss) before overhead allocations and income taxes	211	258	240
Provision for income taxes	148	87	82
Net income	$ 63	$ 171	$ 158
Net income per share
Basic (in usd per share)	$ 1.11	$ 2.71	$ 2.27
Diluted (in usd per share)	$ 1.09	$ 2.66	$ 2.24
Weighted average shares outstanding
Basic (in shares)	57,093,868	56,569,307	56,426,977
Diluted (in shares)	58,178,343	57,597,667	57,164,523